Note 11 - Investments in Non-consolidated Companies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
11	Investments in non-consolidated companies

	Year ended December 31,
	2018	2017

At the beginning of the year	640,294	557,031
Translation differences	1,848	(9,548)
Equity in earnings of non-consolidated companies	193,994	116,140
Dividends and distributions received (*)	(26,581)	(22,971)
Decrease / increase in equity reserves and others	(3,987)	(358)
At the end of the year	805,568	640,294

(*)Related to Ternium and Usiminas of which
25.7
were collected during the year.

The principal non-consolidated companies are:
		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2018	2017	2018	2017
a) Ternium (*)	Luxembourg	11.46%	11.46%	725,548	563,735
b) Usiminas (**)	Brazil	3.07%	3.08%	72,988	70,642
Others	-	-	-	7,032	5,917
				805,568	640,294

(*) Including treasury shares.
(**)At
December 31, 2018
and
2017
the voting rights were
5.2%.

a) Ternium

Ternium, is a steel producer with production facilities in Mexico, Argentina, Brazil, Colombia, United States and Guatemala and is
one
of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At
December 31, 2018,
the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was
$27.1
per ADS, giving Tenaris’s ownership stake a market value of approximately
$622.5
million. At
December 31, 2018,
the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS Financial Statements, was approximately
$725.5
million.

As of
December 31, 2018
the Company concluded that  the carrying amount does
not
exceed the recoverable value of the investment.

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Ternium
	2018	2017
Non-current assets	8,121,824	7,727,283
Current assets	4,426,038	4,395,283
Total assets	12,547,862	12,122,566
Non-current liabilities	3,236,756	3,442,521
Current liabilities	1,826,530	2,827,275
Total liabilities	5,063,286	6,269,796

Non-controlling interests	1,091,321	842,347

Revenues	11,454,807	9,700,296
Gross profit	2,971,479	2,297,271
Net income for the year attributable to owners of the parent	1,506,647	886,219
Total comprehensive income for the year, net of tax, attributable to owners of the parent	1,176,964	815,434

11	Investments in non-consolidated companies (Cont.)

b) Usiminas

Usiminas is a Brazilian producer of high quality flat steel products used in the energy, automotive and other industries.

As of
December 31, 2018,
the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the
B3
- Brasil Bolsa Balcão S.A, was
BRL11.44
(
$2.95
) and
BRL9.22
(
$2.38
), respectively, giving Tenaris’s ownership stake a market value of approximately
$110.8
million. As that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately
$73
million.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Usiminas
	2018	2017
Non-current assets	4,696,896	5,661,947
Current assets	2,148,322	2,193,096
Total assets	6,845,218	7,855,043
Non-current liabilities	1,933,207	2,344,042
Current liabilities	860,862	920,924
Total liabilities	2,794,069	3,264,966

Non-controlling interests	369,333	425,988

Revenues	3,766,241	3,367,937
Gross profit	612,156	513,712
Net income for the year attributable to owners of the parent	194,381	74,019

c) Techgen

Techgen is a Mexican company that operates a natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on
December 1, 2016
and has a power capacity of
900
megawatts. As of
December 31, 2018,
Tenaris held
22%
of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Tenaris and Ternium), held
48%
and
30%
respectively.

Techgen is a party to transportation capacity agreements for a purchasing capacity of
150,000
MMBtu/Gas per day starting on
August 1, 2016
and ending on
July 31, 2036,
and a party to a contract for the purchase of power generation equipment and other services related to the equipment. As of
December 31, 2018,
Tenaris’s exposure under these agreements amounted to
$55.1
million and
$1.8
million respectively. Furthermore, during the quarter, Techgen entered a contract for the purchase of clean energy certificates. As of
December 31, 2018
Tenaris’s exposure under this agreement amounted to
$17.1
million.

Tenaris issued a corporate guarantee covering
22%
of the obligations of Techgen under a syndicated loan agreement between Techgen and several banks, which was used in the construction of the facility. The main covenants under the corporate guarantee are Tenaris’s commitment to maintain its participation in Techgen or the right to purchase at least
22%
of Techgen’s firm energy, and compliance with a maximum permitted leverage ratio. As of
December 31, 2018,
the amount outstanding under the loan agreement was
$600
million and, as a result, the amount guaranteed by Tenaris was approximately
$132
million. For a description of the recently agreed-upon refinancing of the syndicated loan agreement and the release of Tenaris’s corporate guarantee, see “Subsequent events – Techgen refinancing.”

During
2018
the shareholders of Techgen made additional investments, in Techgen, in form of subordinated loans, which in case of Tenaris amounted to
$14.7
million. In the same period, there were repayments of these loans for
$9.4
million. As of
December 31, 2018,
the aggregate outstanding principal amount under these loans was
$98.6
million.